Significant Accounting Policies and Recent Accounting Pronouncements - Major Charterers (Table) (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Entity Wide Revenue Major Customer
Concentration risk benchmark description	During the years ended December 31, 2020, 2019 and 2018, charterers that individually accounted for more than 10% of the Partnership’s revenues were as follows:
Percentage of time charter revenue	100.00%	94.00%	87.00%
Sales Revenue, Net
Entity Wide Revenue Major Customer
Percentage of time charter revenue	10.00%
Charterer A
Entity Wide Revenue Major Customer
Percentage of time charter revenue	45.00%	47.00%	69.00%
Charterer B
Entity Wide Revenue Major Customer
Percentage of time charter revenue	39.00%	31.00%	0.00%
Charterer C
Entity Wide Revenue Major Customer
Percentage of time charter revenue	16.00%	16.00%	18.00%